Income taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Current tax expense (income)	$ (2,383)	$ (2,426)	$ (1,753)
Deferred tax expense (income)	682	1,875	625
Income tax expense from continuing operations	(1,701)	(551)	(1,128)
Switzerland
Statement [line items]
Current tax expense (income)	(897)	(1,136)	(598)
Deferred tax expense (income)	(245)	355	(131)
Foreign
Statement [line items]
Current tax expense (income)	(1,486)	(1,290)	(1,155)
Deferred tax expense (income)	$ 927	1,520	756
Discontinued operations [member]
Statement [line items]
Income tax expense from continuing operations		$ 208	$ (288)